PROVISIONS, CONTINGENCIES AND COMMITMENTS - Narrative Environmental Liabilities (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Provisions		$ 2,655	$ 2,298	$ 2,065
Other environment related provision
Disclosure of other provisions [line items]
Provisions		553	506	620
Unused provision reversed, other provisions	$ 148
Site restoration
Disclosure of other provisions [line items]
Provisions		116	109	$ 147
Europe | Other environment related provision
Disclosure of other provisions [line items]
Provisions		380
South Africa | Other environment related provision
Disclosure of other provisions [line items]
Provisions		95
South Africa | Site restoration | Pretoria Works Site
Disclosure of other provisions [line items]
Provisions		26
South Africa | Site restoration | Newcastle Works Site
Disclosure of other provisions [line items]
Provisions		14
South Africa | Site restoration | Thabazimbi Mine
Disclosure of other provisions [line items]
Provisions		36
South Africa | Site restoration | Vanderbijlpark Works Site
Disclosure of other provisions [line items]
Provisions		17
Canada | Other environment related provision
Disclosure of other provisions [line items]
Provisions		74
Canada | Remediating toxic sediment
Disclosure of other provisions [line items]
Provisions		28
Belgium | Other environment related provision
Disclosure of other provisions [line items]
Provisions		60
Luxembourg | Other environment related provision
Disclosure of other provisions [line items]
Provisions		80
France | Other environment related provision
Disclosure of other provisions [line items]
Provisions		62
France | Site restoration
Disclosure of other provisions [line items]
Provisions		57	$ 61
Poland | Other environment related provision
Disclosure of other provisions [line items]
Provisions		128
Increase in other provisions		122
Germany | Other environment related provision
Disclosure of other provisions [line items]
Provisions		$ 40